SEMI-ANNUAL CONDENSED CONSOLIDATED STATEMENT OF PROFIT - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenues	€ 987,290	€ 927,690
Cost of sales	(319,475)	(301,658)
Gross profit	667,815	626,032
Selling, general and administrative expenses	(531,071)	(501,804)
Marketing expenses	(68,205)	(62,882)
Operating profit	68,539	61,346
Financial income	9,373	21,207
Financial expenses	(28,989)	(25,408)
Foreign exchange (losses)/gains	(3,082)	10,214
Result from investments accounted for using the equity method	644	659
Profit before taxes	46,485	68,018
Income taxes	(18,052)	(20,116)
Profit	28,433	47,902
Attributable to:
Shareholders of the Parent Company	23,162	43,083
Non-controlling interests	€ 5,271	€ 4,819
Basic earnings per share in Euro (in EUR per share)	€ 0.09	€ 0.17
Diluted earnings per share in Euro (in EUR per share)	€ 0.09	€ 0.17